Overlay Shares Core Bond ETF
Schedule of Investments
November 30, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Exchanged Traded Funds - 99.8%
iShares Core U.S. Aggregate Bond ETF (a)	1,278,775	$146,765,007
TOTAL EXCHANGE TRADED FUNDS (Cost $147,096,710)		146,765,007

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 0.03% (b)	87,876	87,876
TOTAL MONEY MARKET FUNDS (Cost $87,876)		87,876

Total Investments (Cost $147,184,586) - 99.9%		146,852,883
Other Assets in Excess of Liabilities - 0.1%		79,618
TOTAL NET ASSETS - 100.0%		$146,932,501

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$146,765,007	$-	$-	$146,765,007
Money Market Funds	87,876	-	-	87,876
Total Investments - Assets	$146,852,883	$-	$-	$146,852,883